Provisions	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Provisions
PROVISIONS

The carrying amounts of provisions as at December 31, 2019 and January 1, 2019 and the movements in the provisions during the year ended December 31, 2019 are as follows:

In thousands of U.S. Dollars	Player bonuses and jackpots	Deferred payment provision	Restructuring provision	Litigation provision	Other	Total
Balance at January 1, 2018	4,265	6,300	—	—	10,118	20,683
Provisions acquired in business combinations	8,349	—	1,614	—	5,297	15,260
Recognized	—	—	8,164	—	—	8,164
Adjustment to provision recognized	55,734	—	—	—	654	56,388
Payments	(48,902)	—	—	—	(7,006)	(55,908)
Accretion of discount	—	—	—	—	411	411
Foreign exchange translation losses	(862)	—	(65)	—	(880)	(1,807)
Balance – January 1, 2019	18,584	6,300	9,713	—	8,594	43,191
Recognized	50,235	—	13,198	22,953	1,154	87,540
Adjustment to provision recognized	—	—	(2,149)	—	136	(2,013)
Payments	(47,545)	—	(10,963)	(287)	(3,535)	(62,330)
Accretion of discount	—	—	—	—	108	108
Foreign exchange translation losses	128	—	12	401	776	1,317
Balance at December 31, 2019	21,402	6,300	9,811	23,067	7,233	67,813

Current portion at December 31, 2018	18,584	6,300	9,713	—	4,592	39,189
Non-current portion at December 31, 2018	—	—	—	—	4,002	4,002
Current portion at December 31, 2019	21,402	6,300	9,811	23,067	4,348	64,928
Non-current portion at December 31, 2019	—	—	—	—	2,885	2,885

Provision for jackpots

The Corporation offers progressive jackpot games. Each time a progressive jackpot game is played, a portion of the amount wagered by the player is contributed to the jackpot for that specific game or group of games. Once a jackpot is won, the progressive jackpot is reset with a predetermined base amount. The Corporation maintains a provision for the reset of each jackpot and the progressive element added as the jackpot game is played. The Corporation believes that its provisions are sufficient to cover the full amount of any required payout.

Deferred payment

The deferred payment provision at December 31, 2019 relates to the previously disclosed acquisition of Diamond Game Enterprises and is contingent on future events.

Restructuring provision

The Corporation recorded restructuring provisions during the year ended December 31, 2019 following the Australian Acquisitions and the SBG Acquisition, and related to certain of the Corporation’s recent strategic cost savings initiatives (i.e., referred to by the Corporation as “operational excellence” or “operational efficiency” programs). Management does not consider such expenses to be part of its ongoing core operating activities or expenses. The provision primarily consists of personnel and facilities-related costs, and the Corporation believes that its provisions are sufficient to cover the full amount of any required payout.

Litigation provision

Litigation provisions generally consist of payments for future legal settlements where based on all available information, management believes it is probable that there will be a future outflow. On November 25, 2019, the Corporation entered into a settlement agreement resulting in a future payment of CAD$30 million with respect to the previously reported Quebec class action lawsuit, which is subject to court approval and will be funded entirely by the Corporation’s insurance carriers. As at December 31, 2019, the Corporation has recorded a litigation provision and a corresponding insurance carrier receivable in prepaid expenses and other current assets on the consolidated statement of financial position in respect of the Quebec class action lawsuit.

Other

The other provisions consist of a minimum revenue guarantee, provisions for lease retirement costs, and other provisions for onerous contracts.